UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: January 31, 2008

Item 1. Reports to Shareholders.

Hyperion
Brookfield
Collateralized
Securities Fund,
Inc.

Semi-Annual Report

January 31, 2008

Item 1. Reports to Shareholders.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of January 31, 2008.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments as of January 31, 2008*

* As a percentage of total investments.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 4.8%
U.S. Government Agency Collateralized Mortgage Obligations – 1.8%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA
(Cost – $7,702,929)	4.64%		09/15/36	$7,703	@	$7,668,288

U.S. Government Agency Pass-Through Certificates – 3.0%
Federal National Mortgage Association
Pool 941332	6.50		07/01/37	2,394	@	2,485,154
Pool 865301	6.64		12/01/35	10,660	@	10,862,949

Total U.S. Government Agency Pass-Through Certificates
(Cost – $13,367,066)						13,348,103

Total U.S. Government & Agency Obligations
(Cost – $21,069,995)						21,016,391

ASSET-BACKED SECURITIES – 62.5%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)	3.62	†	12/25/36	7,000		3,219,867
Series 2006-0P1, Class M2(a)	3.67	†	04/25/36	1,025		665,923
Series 2006-HE2, Class M2(a)	3.70	†	05/25/36	3,000		1,889,280
Series 2005-WF1, Class M7(a)	4.51	†	05/25/35	4,550		3,913,000

						9,688,070

Aerco Ltd.
Series 2A, Class A3*	4.70	†	07/15/25	23,048		17,862,442
Aircraft Finance Trust
Series 1999-1A, Class A1*(a)	3.60	†	05/15/24	16,250		10,725,000
Series 1999-1A, Class A2*	4.74	†	05/15/24	6,683		6,282,465

						17,007,465

Airplanes Pass Through Trust
Series 1R, Class A8	4.61	†	03/15/19	21,614		20,208,863
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*	10.33		09/25/32	290		5,225
Apidos CDO
Series 2005-2A, Class B*	4.04	†	12/21/18	9,000		6,831,000
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a)	5.88	†	07/25/33	1,846		1,533,881
Series 2005-WF1, Class M10(a)	6.63	†	01/25/35	2,934		1,917,988
Series 2004-FF1, Class M6(a)	6.88	†	12/25/32	496		84,934
Series 2004-FF1, Class M7(a)	6.88	†	07/25/32	231		21,166

						3,557,969

Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a)	3.60	†	12/25/36	5,000		2,713,305
Series 2004-HE9, Class M2(a)	4.58	†	12/25/34	923		787,248

						3,500,553

Aviation Capital Group Trust
Series 2000-1A, Class A1*	4.72	†	11/15/25	8,272		6,617,899

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust
Series 2006-4A, Class B2*(a)	4.63	†%	12/25/36	$1,506		$1,207,221
Series 2006-4A, Class B3*(a)	5.83	†	12/25/36	2,872		1,710,676
Series 2006-2A, Class B3*(a)	6.08	†	07/25/36	2,337		1,509,437
Series 2006-1A, Class B3*(a)	6.33	†	04/25/36	2,886		1,781,852
Series 2005-3A, Class B3*(a)	6.38	†	11/25/35	4,428		2,944,568
Series 2004-3, Class B2*(a)	6.73	†	01/25/35	1,653		1,153,885
Series 2005-1A, Class B3*(a)	7.88	†	04/25/35	3,746		2,575,920

						12,883,559

Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)	3.74	†	02/28/41	3,000		2,028,153
Series 2006-A, Class M2(a)	3.78	†	02/28/41	5,000		2,644,260
Series 2005-C, Class B1(a)	4.49	†	06/28/44	1,537		897,365
Series 2005-C, Class B2(a)	4.64	†	06/28/44	1,230		660,319
Series 2006-A, Class B1(a)	4.64	†	02/28/41	4,798		743,652
Series 2006-A, Class B2(a)	4.94	†	02/28/41	5,459		692,294
Series 2005-C, Class B3(a)	5.09	†	06/28/44	3,037		1,539,455

						9,205,498

Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)	3.63	†	05/25/37	15,200		7,254,474
Series 2006-23, Class M1(a)	3.63	†	05/25/37	16,592		9,741,827
Series 2006-17, Class M7(a)	4.20	†	03/25/47	3,500		784,469

						17,780,770

Fieldstone Mortgage Investment Corp.
Series 2005-1, Class M8(a)	4.73	†	03/25/35	2,800		1,724,794
First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a)	4.63	†	01/25/36	2,500		918,825
Series 2005-FFH3, Class M7(a)	4.88	†	09/25/35	6,450		2,953,191
Series 2004-FF5, Class M7(a)	5.88	†	08/25/34	2,019		1,196,014
Series 2004-FF11, Class M8(a)	5.88	†	01/25/35	7,805		6,060,426
Series 2004-FF5, Class M9(a)	6.38	†	08/25/34	1,150		431,067
Series 2005-FF4, Class M9(a)	6.38	†	05/25/35	4,000		3,040,160
Series 2004-FF11, Class M9(a)	6.48	†	01/25/35	8,555		6,605,204
Series 2004-FF6, Class B3(a)	6.88	†	07/25/34	1,063		215,971
Series 2004-FF3, Class B2(a)	8.03	†	05/25/34	1,505		181,675

						21,602,533

Fremont Home Loan Trust
Series 2006-A, Class 2A3(a)	3.54	†	05/25/36	3,000		2,737,002
Series 2005-1, Class B2(a)	8.12	†	06/25/35	3,000		450,000
Series 2005-1, Class B3(a)	8.12	†	06/25/35	1,084		29,515

						3,216,517

Green Tree Financial Corp.
Series 1998-8, Class M2	7.08		09/01/30	7,943		1,738,722
Home Equity Loan Trust
Series 2007-FRE1, Class M5	4.88	†	04/25/37	13,646	@	3,320,508

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Household Home Equity Loan Trust
Series 2007-3, Class M1(a)	6.18	†%	11/20/36	$3,800		$2,913,281
HSI Asset Securitization Corp.
Series 2006-OPT2, Class M6(a)	3.99	†	01/25/36	1,666		719,470
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)	3.59	†	10/25/36	10,000	@	5,686,250
Series 2006-ACC1, Class A5(a)	3.62	†	05/25/36	3,000		2,634,240
Series 2007-CH4, Class M7(a)	4.48	†	05/25/37	4,500		830,939
Series 2007-CH5, Class M7(a)	5.13	†	06/25/37	3,802		1,157,747

						10,309,176

Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A(a)	4.69	†	06/15/33	6,316		6,222,480
Series 2002-A, Class M1	5.49	†	06/15/33	2,862		2,804,902

						9,027,382

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*	3.73	†	02/25/30	2,343		2,332,143
Series 2005-1A, Class B*	4.33	†	02/25/30	1,443		1,424,004

						3,756,147

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3(a)	3.53	†	06/25/36	650		597,415
Series 2006-HE3, Class A2C(a)	3.54	†	04/25/36	940		860,291
Series 2006-HE3, Class A2D(a)	3.63	†	04/25/36	2,500		2,192,425
Series 2007-NC3, Class M1(a)	3.65	†	05/25/37	10,000	@	4,500,000
Series 2007-NC3, Class M5(a)	3.93	†	05/25/37	2,000		450,000
Series 2007-HE5, Class M6(a)	5.28	†	03/25/37	3,500		593,072

						9,193,203

Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)	4.13	†	05/25/37	2,500		498,925
Series 2007-5, Class M5(a)	4.36	†	05/25/37	1,000		168,195
Series 2007-6, Class M7(a)	4.73	†	07/25/37	2,000		226,000
Series 2007-5, Class M6(a)	4.78	†	05/25/37	1,600		255,176
Series 2007-4, Class M6(a)	4.98	†	04/25/37	1,500		276,462
Series 2006-1, Class M10*(a)	5.88	†	01/25/36	900		132,265
Series 2005-1, Class M9(a)	6.38	†	02/25/35	3,000		2,326,767
Series 2005-1, Class M8(a)	6.63	†	02/25/35	2,000		1,875,766
Series 2005-2, Class M8(a)	6.63	†	05/25/35	6,000		3,541,926
Series 2004-1, Class M7*(a)	6.88	†	01/25/34	1,511		281,974

						9,583,456

Park Place Securities Inc
Series 2005-WHQ2, Class M10(a)	5.88	†	05/25/35	4,750		2,302,468
Porter Square CDO
Series 1A, Class C*	9.10	†	08/15/38	2,000		440,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7*(a)(d)	7.43	†	03/25/35	5,130		3,635,145

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Quest Trust
Series 2006-X2, Class M3*(a)(d)	4.08	†%	08/25/36	$3,360		$2,385,526
Series 2006-X2, Class M4*(a)(d)	4.28	†	08/25/36	4,421		2,886,418
Series 2006-X2, Class M5*(a)(d)	4.33	†	08/25/36	3,714		1,705,235
Series 2006-X2, Class M6*(a)(d)	4.38	†	08/25/36	2,360		748,432
Series 2005-X2, Class M1*(a)(d)	4.88	†	12/25/35	5,761		2,924,451

						10,650,062

Renaissance Home Equity Loan Trust
Series 2006-3, Class AF1(a)	5.92		11/25/36	2,220		2,212,139
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)	4.08	†	03/25/36	4,250		2,009,362
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*(d)	6.75		09/27/34	639		1,655
Series 2004-BN2A, Class B*(d)	7.00		12/27/34	292		2,476

						4,131

Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)	3.60	†	12/25/36	5,000	@	3,762,705
Series 2006-3, Class M4(a)	3.76	†	11/25/36	13,002		4,181,742
Series 2006-3, Class M5(a)	3.78	†	11/25/36	877		191,712
Series 2005-DO1, Class M1(a)	3.80	†	05/25/35	3,500	@	3,256,813
Series 2006-3, Class M6(a)	3.83	†	11/25/36	1,377		276,679
Series 2007-OPT1, Class M4(a)	3.98	†	06/25/37	5,000		1,508,120
Series 2005-OPT1, Class M7(a)	4.38	†	06/25/35	3,250		2,634,148
Series 2006-OPT2, Class M6(a)	4.38	†	05/25/36	10,000		3,344,510
Series 2006-OPT3, Class M6(a)	4.38	†	06/25/36	6,000		1,635,084
Series 2006-OPT1, Class M6(a)	4.48	†	03/25/36	3,000		950,451
Series 2007-OPT2, Class M7(a)	4.93	†	07/25/37	2,858		740,808
Series 2007-OPT1, Class M7(a)	5.13	†	06/25/37	2,500		414,880
Series 2006-OPT3, Class M8(a)	5.38	†	06/25/36	11,000		2,781,416
Series 2005-4, Class M10*(a)	5.88	†	03/25/36	1,500		375,000
Series 2005-OPT4, Class M11*(a)(d)	5.88	†	12/25/35	3,575		361,847
Series 2007-OPT1, Class M9(a)	5.88	†	06/25/37	1,000		60,000
Series 2005-A, Class M11*(a)	6.38	†	04/25/35	3,349		403,501
Series 2005-OPT1, Class M8(a)	6.62	†	06/25/35	7,500		5,976,863
Series 2005-DO1, Class M10(a)	6.63	†	05/25/35	1,100		690,837
Series 2005-DO1, Class M11(a)	6.63	†	05/25/35	3,078		1,875,727
Series 2005-OPT1, Class M9(a)	7.80	†	06/25/35	2,500		2,048,135

						37,470,978

Structured Asset Investment Loan Trust
Series 2005-9, Class M7(a)	4.63	†	11/25/35	7,464		3,552,715
Structured Asset Securities Corp.
Series 2006-WF1, Class M7(a)	4.33	†	02/25/36	3,438		1,342,924
Series 2005-S4, Class A (b)(d)	4.50/4.50		08/25/35	2,465		1,334,202
Series 2004-HF1, Class B*	7.53	†	01/25/33	2,142		751,454

						3,428,580

UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97		04/15/30	37		29,412

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Vanderbilt Mortgage Finance
Series 1998-D, Class 2B2(a)	7.29	†%	07/07/15	$548		$548,537
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)	4.56	†	10/25/35	2,576		1,217,984
Series 2005-2, Class M10(a)	5.88	†	10/25/35	8,737		3,331,969

						4,549,953

Total Asset-Backed Securities
(Cost – $475,647,468)						273,087,984

COMMERCIAL MORTGAGE BACKED SECURITIES – 3.8%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*	5.72		06/15/39	2,836		1,477,037
Series 2007-C3, Class K*	5.72		06/15/39	3,250		1,553,757

						3,030,794

GS Mortgage Securities Corporation II
Series 2007-GG10, Class H*	5.99		08/10/45	20,000		12,005,980
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDP11, Class K*	6.01		06/15/49	3,601		1,729,405

Total Commercial Mortgage Backed Securities
(Cost – $26,953,980)						16,766,179

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 31.3%
Subordinated Collateralized Mortgage Obligations – 31.3%
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1(a)	4.20	†	08/25/31	1,146		451,378
Countrywide Alternative Loan Trust
Series 2007-17CB, Class B1	5.75		08/25/37	3,488		1,307,874
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	3.83	†	02/25/35	784		734,177
Series 2004-29, Class 1B1(a)	4.23	†	02/25/35	2,475		1,942,032
Series 2005-7, Class IB2(a)	4.88	†	03/25/35	636		246,301
Series 2005-9, Class B1(a)(d)	5.33	†	05/25/35	2,529		1,512,387

						4,434,897

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*(d)	23.38	†	05/25/08	2,054		2,071,809
Harborview Mortgage Loan Trust
Series 2005-9, Class 2X*	2.82		06/20/35	343,125		7,827,376
Series 2005-2, Class B1(a)	4.40	†	05/19/35	8,543	@	5,783,658
Series 2005-1, Class B1(a)	4.43	†	03/19/35	8,215	@	7,005,171
Series 2004-11, Class B2(a)	5.08	†	01/19/35	11,261	@	9,516,997
Series 2004-8, Class B4(a)	5.18	†	11/19/34	1,832		1,372,898
Series 2004-10, Class B4(a)	5.43	†	01/19/35	1,216		929,351
Series 2005-1, Class B4*(a)	5.68	†	03/19/35	7,209		4,178,181
Series 2005-2, Class B4*(a)	5.71	†	05/19/35	1,164		744,949

						37,358,581

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Mortgage Trust
Series 2006-A7, Class B4*	5.90%		01/25/37	$997	$504,157
Series 2006-A7, Class B5*	5.90		01/25/37	1,298	374,688
Series 2006-A7, Class B6*	5.90		01/25/37	1,302	299,422

					1,178,267

Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)	3.61	†	11/25/37	2,000	1,653,250
Series 2006-AF2, Class BF2*	6.25		10/25/36	563	112,640
Series 2006-AF2, Class BF3*	6.25		10/25/36	458	36,612

					1,802,502

RESI Finance LP
Series 2005-C, Class B4*	5.06	†	09/10/37	5,425	3,844,191
Series 2004-B, Class B3*	5.31	†	02/10/36	5,900	4,842,294
Series 2005-D, Class B6*	6.49	†	12/15/37	2,003	1,349,533

					10,036,018

Residential Funding Mortgage Security I
Series 2006-S1, B2	5.75		01/25/36	540	211,177
Series 2006-S1, Class B1	5.75		01/25/36	703	318,555
Series 2006-S1, Class B3	5.75		01/25/36	359	64,622

					594,354

Resix Financial Ltd. Credit-Linked Note
Series 2006-1, Class B7*	6.63	†	12/25/37	857	601,605
Series 2005-B, Class B7*	7.51	†	06/10/37	5,599	3,833,148
Series 2005-C, Class B7*	7.51	†	09/10/37	4,831	3,235,282
Series 2004-C, Class B7*	7.91	†	09/10/36	3,707	2,928,812
Series 2005-C, Class B8*	8.16	†	09/10/37	3,382	2,097,076
Series 2005-B, Class B8*	8.31	†	06/10/37	1,672	1,073,362
Series 2006-1, Class B9*	8.38	†	12/25/37	814	528,582
Series 2006-C, Class B9*	8.39	†	07/15/38	2,991	2,070,963
Series 2004-B, Class B7*	8.41	†	02/10/36	1,677	1,359,864
Series 2005-D, Class B7*	8.49	†	12/15/37	2,571	1,842,180
Series 2004-A, Class B7*	8.66	†	02/10/36	1,618	1,348,134
Series 2007-A, Class B10*	8.99	†	02/15/39	2,982	1,685,348
Series 2005-D, Class B8*	9.99	†	12/15/37	2,395	1,673,484
Series 2003-D, Class B7*	10.16	†	12/10/35	4,422	4,105,813
Series 2003-C, Class B7*	10.41	†	09/10/35	4,666	4,427,174
Series 2003-CB1, Class B7*	10.41	†	06/10/35	2,763	2,628,803
Series 2006-1, Class B10*	10.63	†	12/25/37	407	260,554
Series 2006-C, Class B11*	11.49	†	07/15/38	2,493	1,496,255
Series 2007-A, Class B12*	12.24	†	02/15/39	1,491	702,737
Series 2006-C, Class B12*	13.49	†	07/15/38	3,652	2,083,270

					39,982,446

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	4.30	†%	05/20/35	$4,443		$4,370,852
Series 2004-10, Class B1(a)	4.43	†	11/20/34	2,358		2,338,347
Series 2004-3, Class M1(a)	4.43	†	05/20/34	1,813	@	1,769,679
Series 2004-9, Class B1(a)	4.44	†	10/20/34	4,207		4,142,054

						12,620,932

Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)	3.62	†	11/25/37	10,032		5,739,297
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	3.61	†	05/25/35	750		625,263
Series 2005-7, Class B42	4.68	†	03/25/35	790		567,328
Series 2005-7, Class B52	4.68	†	03/25/35	564		394,243

						1,586,834

Washington Mutual
Series 2005-AR1, Class B2(a)	4.33	†	01/25/45	3,768	@	3,105,685
Series 2005-AR2, Class B10(a)	4.58	†	01/25/45	7,100		4,614,776
Series 2005-AR2, Class B9(a)	4.58	†	01/25/45	1,603		1,137,883

						8,858,344

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR13, Class B1	5.76		09/25/36	6,865		6,645,576
Series 2006-AR13, Class B5*	5.76		09/25/36	1,158		405,426
Series 2006-AR13, Class B6*	5.76		09/25/36	1,507		150,739
Series 2006-14, Class B4*	6.00		11/25/36	1,658		741,161
Series 2006-15, Class B5*	6.00		11/25/36	2,376		522,739
Series 2006-15, Class B6*	6.00		11/25/36	2,535		430,866

						8,896,507

Total Subordinated Collateralized Mortgage Obligations
(Cost – $179,893,473)						136,920,040

Total Non-Agency Residential Mortgage Backed Securities
(Cost – $179,893,473)						136,920,040

				Notional
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

INTEREST ONLY SECURITIES – 3.0%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	2.11		11/25/35	167,588		5,446,618
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	2.13		02/25/46	157,181		7,564,324

Total Interest Only Securities
(Cost – $15,336,571)						13,010,942

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 5.5%
Merrill Lynch Repurchase Agreement, dated 01/31/2008 (collateralized by $14,926,000 par FNMA Pool 966579, 6.00%, maturing 02/01/2038, valued at $15,348,126); proceeds $15,001,271	3.05%	02/01/08	$15,000	$15,000,000
Federal Farm Credit Discount Notes(c)	2.43	02/05/08	8,500	8,497,733
United States Treasury Bill#	3.28	06/19/08	400	396,966

Total Short Term Investments
(Cost – $23,892,791)				23,894,699

Total Investments – 110.9%
(Cost – $742,794,278)				484,696,235
Liabilities in Excess of Other Assets – (10.9)%				(47,566,803)

NET ASSETS – 100.0%				$437,129,432

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 6).
#	—	Portion or entire principal amount delivered as collateral for open future contracts (Note 8).
*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security – Interest Rate is in effect as of January 31, 2008.
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note – Interest rate represents current yield to maturity.
(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of January 31, 2008, the total value of all such securities was $19,569,583 or 4.48% of net assets.
CDO	—	Collateralized Debt Obligations.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
January 31, 2008

Assets:
Investments in securities, at market (cost $727,794,278) (Note 2)	$469,696,235
Repurchase agreement (cost $15,000,000)	15,000,000

Total investments (cost $742,794,278)	484,696,235
Cash	1,747,284
Cash collateral held for margin requirement on swap contracts and futures	11,577,000
Interest receivable	2,793,062
Principal paydowns receivable	649
Net swap premiums paid	8,032,810
Receivable due from broker	10,000,000
Prepaid expenses	135,332

Total assets	518,982,372

Liabilities:
Reverse repurchase agreements (Note 6)	56,504,000
Interest payable for reverse repurchase agreements (Note 6)	329,417
Payable for fund shares repurchased	13,707,456
Variation margin payable	186,875
Unrealized depreciation on swap contracts (Note 8)	11,013,338
Investment advisory fee payable (Note 4)	111,165
Administration fee payable (Note 4)	689

Total liabilities	81,852,940

Net Assets (equivalent to $6.33 per share based on 69,070,299 shares issued and outstanding)	$437,129,432

Composition of Net Assets:
Capital stock, at par value ($0.01, 200,000,000 shares authorized) (Note 7)	$690,703
Additional paid-in capital (Note 7)	724,734,422
Undistributed net investment income	297,538
Accumulated net realized loss	(18,365,855)
Net unrealized depreciation on investments, futures and swap contracts	(270,227,376)

Net assets applicable to capital stock outstanding	$437,129,432

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2008

Investment Income (Note 2):
Interest	$31,282,965

Expenses:
Investment advisory fee (Note 4)	1,240,436
Administration fee (Note 4)	4,022
Custodian	72,508
Insurance	44,942
Transfer agency	31,944
Directors’ fees	30,164
Legal	24,799
Audit and tax services	23,926
Reports to stockholders	9,865
Miscellaneous	6,362

Total operating expenses	1,488,968
Interest expense on reverse repurchase agreements (Note 6)	1,737,526

Total expenses	3,226,494
Less expenses waived by the investment advisor (Note 4)	(248,532)

Net expenses	2,977,962

Net investment income	28,305,003

Realized and Unrealized Gain (Loss) on Investments (Note 2) :
Net realized loss on:
Investment transactions	(7,958,757)
Futures	(2,389,786)
Swap contracts	(8,759,413)

Net realized loss on investments, futures and swap contracts	(19,107,956)

Net change in unrealized appreciation/depreciation on:
Investments	(191,144,936)
Futures	(373,894)
Swap contracts	431,954

Net change in unrealized appreciation/depreciation on investments, futures and swap contracts	(191,086,876)

Net realized and unrealized loss on investments, futures and swap contracts	(210,194,832)

Net decrease in net assets resulting from operations	$(181,889,829)

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	January 31, 2008	Ended
	(Unaudited)	July 31, 2007

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$28,305,003	$68,540,248
Net realized gain (loss) on investments, futures and swap contracts	(19,107,956)	4,313,749
Net change in unrealized appreciation (depreciation) on investments, futures and swap contracts	(191,086,876)	(86,989,948)

Net decrease in net assets resulting from operations	(181,889,829)	(14,135,951)

Dividends to Stockholders (Note 2):
Net investment income	(28,283,363)	(68,304,187)
Net realized gains	—	(4,335,365)

Total Dividends	(28,283,363)	(72,639,552)

Capital Stock Transactions (Note 7):
Net proceeds from sale of shares (8,132,861 and 5,316,317 shares, respectively)	60,000,000	54,000,000
Net asset value of shares issued through dividend reinvestment (3,910,180 and 7,335,479 shares, respectively)	27,643,302	72,593,560
Cost of shares redeemed (20,010,636 and 2,010,872 shares, respectively)	(139,694,328)	(20,752,206)

Net increase (decrease) from capital stock transactions	(52,051,026)	105,841,354

Total increase (decrease) in net assets	(262,224,218)	19,065,851
Net Assets:
Beginning of period	699,353,650	680,287,799

End of period (including undistributed net investment income of $297,538 and $275,898, respectively)	$437,129,432	$699,353,650

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended January 31, 2008

Increase (Decrease) in Cash:
Cash flows provided (used for) by operating activities:
Net decrease in net assets resulting from operations	$(181,889,829)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(23,955,592)
Proceeds from disposition of long-term portfolio investments and principal paydowns	126,396,041
Purchases of short-term portfolio investments, net	(20,424,501)
Decrease in interest receivable	334,680
Decrease in receivable for investments sold and paydowns	3,960,923
Decrease in net swap premiums paid	1,198,039
Increase in receivable due from broker	(10,000,000)
Increase in prepaid expenses and other assets	(98,084)
Increase in interest payable for reverse repurchase agreements	108,703
Decrease in payable for investments purchased	(10,000,000)
Decrease in investment advisory fee payable	(98,404)
Increase in administration fee payable	22
Increase in variation margin payable	128,984
Decrease in receivable for closed swap contracts	1,344
Decrease in accrued expenses and other liabilities	(40,735)
Net amortization and paydown gain/loss on investments	600,076
Unrealized depreciation on investments	191,144,936
Unrealized appreciation on swaps	(431,954)
Net realized loss on investment transactions	7,958,757

Net cash provided by operating activities	84,893,406

Cash flows used in financing activities:
Proceeds from shares sold	60,000,000
Payment for shares redeemed	(125,986,872)
Net cash used for reverse repurchase agreements	(10,424,000)
Dividends paid to stockholders, net of reinvestments	(652,573)

Net cash used in financing activities	(77,063,445)

Net increase in cash	7,829,961
Cash at beginning of period	5,494,323

Cash at end of period	$13,324,284

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $27,643,302.

Interest payments for the six months ended January 31, 2008, totaled $1,628,823.

Cash at the end of the period includes $11,577,000 held by third parties for margin requirements on swap contracts and futures.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended
	January 31, 2008		For the Year/Period Ended July 31,
	(Unaudited)		2007	2006	2005	2004*

Per Share Operating Performance:
Net asset value, beginning of period	$9.08		$10.25	$10.13	$9.98	$10.00

Net investment income	0.41		0.97	0.77	0.70	0.33	**
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(2.75)		(1.11)	0.15	0.24	(0.12)

Net increase (decrease) in net asset value resulting from operations	(2.34)		(0.14)	0.92	0.94	0.21

Dividends from net investment income	(0.41)		(0.97)	(0.78)	(0.70)	(0.23)
Dividends from net realized gains	—		(0.06)	(0.02)	(0.09)	0.00	+

Total Dividends	(0.41)		(1.03)	(0.80)	(0.79)	(0.23)

Net asset value, end of period	$6.33		$9.08	$10.25	$10.13	$9.98

Total Investment Return	(26.23	)%(1)	(1.85)%	9.43%	9.63%	2.10%	(1)

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$437,129		$699,354	$680,288	$557,568	$425,309
Operating expenses	0.49%	(2)	0.48%	0.47%	0.49%	0.56%	(2)
Interest expense	0.58%	(2)	0.72%	1.42%	0.91%	0.20%	(2)
Total expenses	1.07%	(2)	1.20%	1.89%	1.40%	0.76%	(2)
Total expenses including fee waiver and excluding interest expense	0.41%	(2)	0.41%	0.41%	0.41%	0.41%	(2)
Net investment income	9.36%	(2)	9.74%	7.62%	7.23%	5.65%	(2)
Portfolio turnover rate	4%	(1)	38%	40%	59%	14%	(1)

+	Rounds to less than $0.01

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

1.	The Fund

Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.	Significant Accounting Policies

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments:  Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income:  Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes:  The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required.

The Financial Accounting Standards Board (“FASB”) has issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of January 31, 2008 the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

Distributions to Stockholders:  Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to stockholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

Repurchase Agreements:  The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements:  The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 8 for a summary of all open swap agreements as of January 31, 2008.

3.	Risks of Investing in Asset-Backed Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

4.	Management Agreement and Affiliated Transactions

The Fund entered into a Management Agreement with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the six months ended January 31, 2008, the Adviser earned $1,240,436 in investment advisory fees, of which the Adviser has waived $248,532 of its fee.

Under the Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.

5.	Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2008, were $21,434,389 and $123,909,956, respectively.

6.	Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

As of January 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$7,295,000	Bear Stearns, 4.15%, dated 01/15/08, maturity date 02/15/08	$7,321,069
2,405,000	Bear Stearns, 4.10%, dated 01/15/08, maturity date 02/15/08	2,413,491
2,047,000	Greenwich Capital, 6.06%, dated 12/05/07, maturity date 02/13/08	2,071,136
2,231,000	Greenwich Capital, 5.86%, dated 12/05/07, maturity date 02/13/08	2,256,438
7,711,000	Greenwich Capital, 6.06%, dated 12/05/07, maturity date 02/13/08	7,801,921
2,508,000	Greenwich Capital, 6.06%, dated 12/05/07, maturity date 02/13/08	2,537,572
2,625,000	Greenwich Capital, 5.86%, dated 12/05/07, maturity date 02/13/08	2,654,931
1,361,000	Greenwich Capital, 5.86%, dated 12/05/07, maturity date 02/13/08	1,376,518
5,540,000	Greenwich Capital, 5.86%, dated 12/05/07, maturity date 02/13/08	5,603,168
5,424,000	Greenwich Capital, 5.86%, dated 12/05/07, maturity date 02/13/08	5,485,846
10,057,000	Morgan Stanley, 4.15%, dated 01/16/08, maturity date 02/20/08	10,097,577
4,550,000	Morgan Stanley, 4.71%, dated 01/22/08, maturity date 02/14/08	4,563,688
2,750,000	Morgan Stanley, 4.99%, dated 01/22/08, maturity date 02/14/08	2,758,760

$56,504,000

	Maturity Amount, Including Interest Payable	$56,942,115

	Market Value of Assets Sold Under Agreements	$69,417,417

	Weighted Average Interest Rate	5.17%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2008, was approximately $31,717,219 at a weighted average interest rate of 5.48%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $86,049,248 as of August 17, 2007 which was 11.03% of total assets.

7.	Capital Stock

There are 200 million shares of $0.01 par value common stock authorized. Of the 69,070,299 shares outstanding at January 31, 2008, the Adviser owned 11,803 shares. On March 29, 2006, the Fund purchased 1,146,813 shares of its common stock to provide liquidity to the Fund’s stockholders. The value of the purchased shares amounted to $11,594,296. On September 1, 2006, the Fund purchased 2,010,873 shares of its common stock, whose value amounted to $20,752,205. On September 1, 2007, the Fund purchased approximately 40 shares of its common stock, whose value amounted to $325. On December 7, 2007, the Fund purchased 17,845,120 shares of its common stock, whose value amounted to $125,986,548. All of the Fund’s offers to purchase its shares were intended to provide liquidity to existing stockholders since the Fund’s shares are not sold on a secondary market.

8.	Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

As of January 31, 2008, the following swap agreements were outstanding:

			Net Unrealized
Notional			Appreciation
Amount	Expiration Date	Description	(Depreciation)
$10,000,000	08/25/37	Agreement with Goldman Sachs, dated 07/31/07 to pay monthly the notional amount multiplied by 2.24% and to receive only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-07-1	$2,524,356
10,000,000	05/25/46	Agreement with Lehman Brothers, dated 03/01/07 to receive monthly the notional amount multiplied by 0.44% and to pay only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-A-06-2	(6,382,356)
15,000,000	08/25/37	Agreement with Lehman Brothers, dated 07/19/07 to receive monthly the notional amount multiplied by 0.15% and to pay only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	(7,743,702)
10,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 3.89% and to receive only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-07-1	4,182,263
10,000,000	07/25/45	Agreement with Royal Bank of Scotland, dated 06/27/07 to pay monthly the notional amount multiplied by 1.54% and to receive only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-BBB-06-1	5,765,269
5,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to pay monthly the notional amount multiplied by 0.64% and to receive only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-A-07-1	1,904,312
15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.15% and to pay only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	(6,881,125)
10,000,000	05/25/46	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.44% and to pay only in the event of a writedown or failure to pay a principal payment or an interest shortfall on ABX-HE-A-06-2	(4,382,355)

			$(11,013,338)

As of January 31, 2008, the Fund had the following short futures contracts outstanding:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	January 31, 2008	Depreciation
$ 26,000,000	10 Yr U.S. Treasury Note	March 2008	$29,230,880	$30,346,875	$(1,115,995)

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

9.	Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

Distributions paid from:	2008	2007

Ordinary income	$28,283,363	$69,463,014
Long-term capital gain	—	3,176,538

	$28,283,363	$72,639,552

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year-end.
At July 31, 2007, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed ordinary income	$240,960
Unrealized depreciation	$(78,363,461)

The differences between undistributed ordinary income and unrealized depreciation on a tax basis and undistributed net investment income, accumulated net realized gain and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to temporary book/tax differences related to swap income/expense and the mark to market of unrealized losses on futures for tax purposes.

Federal Income Tax Basis:  The federal income tax basis of the Fund’s investments at January 31, 2008 was $742,794,278. Net unrealized depreciation, excluding swaps and futures was $(258,098,043) (gross appreciation — $508,522; gross unrealized depreciation — $(258,606,565)).

10.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statements on Financial Accounting Standards (SFAS) No. 157, “Fair Value measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

12.	Subsequent Event

On January 2, 2008, the Fund commenced a tender offer, open to all stockholders, offering to purchase for cash 2,124,646 of its issued and outstanding shares at net asset value (the “Offer”). The Offer expired on January 31, 2008. Pursuant to the Offer, 2,165,475 shares were tendered, all of which were accepted by the Fund for repurchase on February 1, 2008 and retired. The value of the purchased shares amounted to $13,707,456.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since June 2004	Director of several investment companies advised by the Advisor or by its affiliates (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 65	Director, Member of the Audit Committee. Member of Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee of Excelsior Funds (1994-2008); Trustee of Columbia Atlantic Funds (2007-Present).	4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 76	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since November 2003	Director of other investment company advised by the Advisor or by its affiliates (1999-Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	Director and Chairman of the Board Elected since November 2003	Managing Partner of Brookfield Asset Management Inc. (2006-Present); Chairman (2005-Present), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President, Chief Executive Officer and Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); President and Director of several investment companies advised by the Advisor or by its affiliates (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 60	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor or its affiliates (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	4

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Chairman of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor or by its affiliates (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977- 2002).	4

*	Interested person as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	President	Elected Annually Since November 2003	Please see “Information Concerning Directors and Officers”

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Vice-President	Elected Annually Since July 2007**	Director (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; Vice President of several investment companies advised by the Advisor or by its affiliates (2007-Present); Executive Vice President and Secretary of Crystal River Capital, Inc. (“CRZ”) (2005-2007).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Treasurer	Elected Annually Since November 2003	Managing Director of Brookfield Operations and Management Services, LLC (2007-Present); Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2002-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly, Lend Lease Hyperion Capital Advisors, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 39	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary (2006-Present) of the Advisor; Vice President, General Counsel and Secretary of Crystal River Capital, Inc. (2006-Present); Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 35	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director and CCO (2006-Present), Assistant General Counsel (2006-Present), Compliance Officer (2005-2006) of the Advisor; CCO of several investment companies advised by the Advisor (2006-Present); Assistant Secretary of Crystal River Capital (2007- Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined by the Invesment Company Act of 1940, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	John H. Dolan served as the Vice President of the Fund until July 2007.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule:  The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

John J. Feeney, Jr.
Vice President

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer

* Audit Committee Members

This Report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

The financial information included herein is taken from records of the Fund without audit by the fund’s independent auditors who do not express an opinion thereon.

Hyperion Brookfield Asset Management Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSRS.
(b) As of the date of filing this Form N-CSRS, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSRS.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSRS.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 4, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 4, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 4, 2008